Related Party Transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions Abstract
Related Party Transactions [Text Block]

19.         Related Party Transactions

A summary of compensation for directors, officers and key management personnel is as follows:

	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Salaries and Benefits (1)	$575,255	$473,841	$455,067
Consulting fees (2)	396,456	251,007	263,750
Options Vested (3)	3,242,528	1,698,487	240,996
Accomodation and Rentals (4)	-	5,749	99,705
Total	$4,214,239	$2,429,084	$1,059,518

1) Salaries and benefits incurred with directors and officers are included in Administrative fees on the Consolidated Statements of Operations.

2) Consulting fees included in professional fees and sales and marketing on the Consolidated Statements of Operations are paid to the current Chairman and CEO, the previous CEO and Director, and the previous CFO and current Director of the Company to provide accounting, and management consulting services, and includes Director's Fees paid to GreenPower's four independent directors.

3) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.

4) Includes accommodation expense paid to Stage Coach Landing, Inc., a company that the CEO and Chairman of GreenPower was previously an officer and director, and truck and trailer rental fees paid to Maple Leaf Equipment Aircraft and Recovery Inc., a company that the CEO and Chairman of GreenPower was previously an officer and director and the former CEO of GreenPower is an officer and director. These costs are expensed on the Consolidated Statements of Operations.

Accounts payable and accrued liabilities at March 31, 2022 includes $243,773 (March 31, 2021 - $95,741) owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

During the year ended March 31, 2022 officers and directors of the Company exercised 281,430 stock options for common shares of the Company at a weighted average price of CDN $4.92 per share.

A director of the Company and the Company's CEO and Chairman have each provided personal guarantees of $2,510,000, or $5,020,000 in total to support the Company's $8 million operating line of credit. In consideration for these guarantees, in June 2018 the Company issued 628,571 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $4.55 per share and in March 2019 the Company issued 685,714 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $4.20 per share. During the year ended March 31, 2022 the director of the Company and the Company's CEO and Chairman exercised all of these warrants for 1,314,285 common shares of the Company.

During the year ended March 31, 2021 all of the remaining convertible debentures of the Company were converted into common shares (Note 14), which included CDN$3,125,000 (March 31, 2020 - CDN$3,125,000) principal balance of convertible debentures owed to officers, directors and companies controlled by officers and directors which was converted into 882,555 common shares of the Company during the year ended March 31, 2021.

During the year ended March 31, 2021, the Company received loans totaling CAD$50,000 and USD$100,000 from companies beneficially owned by the CEO and Chairman. These loans were repaid in their entirety during the year ended March 31, 2021, and funds used to repay these loans were sourced from proceeds received from the exercise of warrants during the period.

These transactions were measured at the exchange amount, which is the amount agreed upon by the transacting parties.